UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-00051

SELECTED AMERICAN SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC.

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.45%)

AUTOMOBILES & COMPONENTS – (0.94%)
1,718,500	Harley-Davidson, Inc.	$83,244,140
AUTOMOTIVE RETAIL – (0.62%)
659,800	AutoZone, Inc.*	54,928,350
CAPITAL GOODS – (3.89%)
12,397,764	Tyco International Ltd.	345,277,727
CAPITAL MARKETS – (2.20%)
1,575,495	Julius Baer Holding, Ltd. AG	123,284,264
1,039,864	Morgan Stanley	56,090,264
330,000	State Street Corp.	16,143,600
		195,518,128
COMMERCIAL BANKS – (6.91%)
1,849,000	Fifth Third Bancorp	67,839,810
16,622,709	HSBC Holdings PLC	268,856,320
7,386,934	Lloyds TSB Group PLC	60,845,745
3,696,560	Wells Fargo & Co.	216,507,519
		614,049,394
COMMERCIAL SERVICES & SUPPLIES – (0.92%)
1,241,000	D&B Corp.*	81,744,670
CONSUMER DURABLES & APPAREL – (0.16%)
300,596	Hunter Douglas NV (c)	14,313,562
CONSUMER FINANCE – (6.43%)
8,807,800	American Express Co.	505,920,032
835,860	Takefuji Corp.	65,163,504
		571,083,536
CONSUMER SERVICES – (1.41%)
5,211,000	H&R Block, Inc.	124,959,780
DIVERSIFIED FINANCIAL SERVICES – (7.55%)
4,704,189	Citigroup Inc.	214,134,683
9,132,740	JPMorgan Chase & Co.	309,873,868
2,265,600	Moody’s Corp.	115,726,848
658,000	Principal Financial Group, Inc.	31,169,460
		670,904,859
ENERGY – (12.07%)
4,140,160	ConocoPhillips	289,438,586
3,720,842	Devon Energy Corp.	255,398,595
3,176,200	EOG Resources, Inc.	237,897,380
2,540,800	Occidental Petroleum Corp.	217,060,544
1,188,000	Transocean Inc.*	72,836,280
		1,072,631,385

Selected Funds

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

FOOD & STAPLES RETAILING – (5.13%)
8,095,500	Costco Wholesale Corp.	$348,430,320
2,445,000	Wal-Mart Stores, Inc.	107,139,900
		455,570,220
FOOD, BEVERAGE, & TOBACCO – (8.00%)
6,307,500	Altria Group, Inc.	464,925,825
7,406,081	Diageo PLC	106,462,137
2,232,650	Heineken Holding NV	65,821,572
1,304,800	Hershey Co.	73,473,288
		710,682,822
HEALTH CARE EQUIPMENT & SERVICES – (3.41%)
1,610,000	Cardinal Health, Inc.	102,138,400
1,807,000	Caremark Rx, Inc.*	90,223,510
2,311,500	HCA Inc.	110,767,080
		303,128,990
HOUSEHOLD & PERSONAL PRODUCTS – (0.83%)
2,750,000	Avon Products, Inc.	74,250,000
INSURANCE BROKERS – (1.55%)
2,112,700	Aon Corp.	67,775,416
2,304,000	Marsh & McLennan Cos, Inc.	70,018,560
		137,793,976
INTERNET RETAIL – (0.37%)
722,500	Expedia, Inc.*	14,269,375
722,500	IAC/InterActiveCorp*	18,329,825
		32,599,200
LIFE & HEALTH INSURANCE – (0.17%)
400,000	Sun Life Financial Inc.	14,996,000
MATERIALS – (3.70%)
930,600	Martin Marietta Materials, Inc.	73,014,876
3,941,700	Sealed Air Corp.*	187,073,082
924,100	Vulcan Materials Co.	68,577,461
		328,665,419
MEDIA – (4.96%)
9,448,000	Comcast Corp., Special Class A*	272,196,880
483,300	Gannett Co., Inc.	33,265,539
1,282,459	Lagardere S.C.A.	91,015,099
316,200	NTL Inc.*	21,090,540
2,235,400	WPP Group PLC	22,749,936
		440,317,994

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MULTI-LINE INSURANCE – (6.87%)
6,929,325	American International Group, Inc.	$429,340,977
1,958,000	Loews Corp.	180,938,780
		610,279,757
PHARMACEUTICALS & BIOTECHNOLOGY – (1.09%)
1,180,000	Eli Lilly and Co.	63,153,600
670,000	Novartis AG, Registered	33,977,444
		97,131,044
PROPERTY & CASUALTY INSURANCE – (6.80%)
3,497	Berkshire Hathaway Inc., Class A*	286,754,000
6,366	Berkshire Hathaway Inc., Class B*	17,385,546
288,400	Chubb Corp.	25,826,220
20,000	Markel Corp.*	6,610,000
2,553,200	Progressive Corp. (Ohio)	267,498,764
		604,074,530
REAL ESTATE – (1.48%)
2,938,388	Centerpoint Properties Trust (b)	131,639,782
REINSURANCE – (1.09%)
1,699,900	Transatlantic Holdings, Inc.	96,894,300
SOFTWARE & SERVICES – (2.83%)
3,575,500	Iron Mountain Inc.*	131,220,850
4,672,000	Microsoft Corp.	120,163,840
		251,384,690
TECHNOLOGY HARDWARE & EQUIPMENT – (1.84%)
1,850,000	Hewlett-Packard Co.	54,020,000
1,428,600	Lexmark International, Inc., Class A*	87,216,030
1,325,000	Nokia Oyj, ADR	22,405,750
		163,641,780
TELECOMMUNICATION SERVICES – (0.79%)
1,537,000	SK Telecom Co., Ltd., ADR	33,568,080
1,600,500	Telewest Global, Inc.*	36,667,455
		70,235,535
THRIFT & MORTGAGE FINANCE – (3.04%)
4,542,600	Golden West Financial Corp.	269,785,014

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2005 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TRANSPORTATION – (1.40%)
14,980,000	China Merchants Holdings International Co., Ltd.	$33,407,542
13,322,000	Cosco Pacific Ltd.	25,931,819
55,500	Kuehne & Nagel International AG, Registered	13,719,053
740,500	United Parcel Service, Inc., Class B	51,190,765
		124,249,179

Total Common Stock – (identified cost $5,900,939,475)	8,745,975,763

CONVERTIBLE BONDS – (0.20%)

TELECOMMUNICATION SERVICES – (0.20%)
$19,200,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (d)
	(identified cost $19,200,000)	17,683,200

REPURCHASE AGREEMENTS – (1.14%)

61,463,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $61,482,822
	(collateralized by: U.S. Government Agency obligations in a pooled
	cash account, total market value $62,692,260)	61,463,000
39,693,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $39,705,801
	(collateralized by: U.S. Government Agency obligations in a pooled
	cash account, total market value $40,486,860)	39,693,000

Total Repurchase Agreements – (identified cost $101,156,000)	101,156,000

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.00%)

MONEY MARKET INSTRUMENTS – (0.00%)
274,729	UBS Private Money Market LLC, 3.569832% (identified cost $274,729)	274,729

Total Investments – (99.79%) – (identified cost $6,021,570,204) – (a)	8,865,089,692
Other Assets Less Liabilities – (0.21%)	18,822,405
Net Assets – (100.00%)	$8,883,912,097

*Non-Income Producing Security.

Selected Funds

SCHEDULE OF INVESTMENTS

SELECTED AMERICAN SHARES, INC. – (Continued)

September 30, 2005 (Unaudited)

(a)    Aggregate cost for Federal Income Tax purposes is $6,027,237,464. At September 30, 2005 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$2,989,705,175
Unrealized depreciation	(151,852,947)
Net unrealized appreciation	$2,837,852,228

(b)    Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the three months ended September 30, 2005. The aggregate fair value of the securities of affiliated companies held by the Fund as of September 30, 2005, amounts to $131,639,782.

Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares December 31, 2004	Gross Additions	Gross Reductions	Shares September 30, 2005	Dividend Income

Centerpoint Properties Trust	2,938,388	–	–	2,938,388	$3,768,483

(c)  Security is partially on loan. The Fund has entered into a securities lending arrangement with UBS Financial Services Inc. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, UBS Financial Services Inc. is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of September 30, 2005, the Fund had on loan securities valued at $259,086; cash of $274,729 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(d) Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Selected American Shares was $17,683,200, or 0.20% of the Fund’s net assets as of September 30, 2005.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED AMERICAN SHARES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 29, 2005